DEPOSITS - Schedule of Security Deposits and Maintenance Reserves (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of security deposits and maintenance reserves [Line Items]
Balance at the beginning of the period	R$ 2,879,709
Additions	411,556
Returns	(168,500)
Provision movement	99,008	R$ 37,304
Use by the lessor	(258,059)
Foreign currency exchange	(162,078)
Balance at the end of the period	2,801,636
Security deposits
Disclosure of security deposits and maintenance reserves [Line Items]
Balance at the beginning of the period	807,590
Additions	104,184
Returns	(146,007)
Provision movement	0
Use by the lessor	0
Foreign currency exchange	(43,204)
Balance at the end of the period	722,563
Maintenance reserves
Disclosure of security deposits and maintenance reserves [Line Items]
Balance at the beginning of the period	2,072,119
Additions	307,372
Returns	(22,493)
Provision movement	99,008
Use by the lessor	(258,059)
Foreign currency exchange	(118,874)
Balance at the end of the period	R$ 2,079,073